PROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Depreciation expense					$ 183,542	$ 95,026
Depreciation	$ 114,300	$ 25,111	$ 307,209	$ 81,036